GOODWILL (Details Narrative) - USD ($)	Jun. 27, 2020	Jun. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 33,861,150	$ 53,786,872
Goodwill impairment loss	$ 26,273,287